Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Inventories [Abstract]
Inventories	$ 5,253	$ 4,049
Lubricants [Member]
Inventories [Abstract]
Inventories	660	553
Bunkers [Member]
Inventories [Abstract]
Inventories	$ 4,593	$ 3,496